Incentive Award Plan Incentive Award Plan (Incentive Award Plan Selected Data) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 number	Dec. 31, 2010	Dec. 31, 2009
Incentive Award Plan Selected Data [Line Items]
Aggregate value of shares granted	$ 11,612	$ 10,901	$ 7,475
Fair-value of shares vested	8,547	5,278	2,011
Stock-based compensation expense recognized in general and administrative expenses and rental operations expense	7,582	6,988	5,625
Shares surrendered to the Company and retired in lieu of cash payments for taxes due on the vesting of restricted stock	(129,342)	79,555	3,435
Total compensation to be expensed related to unvested award in future periods	$ 18,886
Weighted average expense period (in years)	2.8